INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2020		2021
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
Canadian Solar Infrastructure Fund, Inc.	19,980	14.66	12,889	14.64
Suzhou Financial Leasing Co., Ltd.	23,969	4.78	27,026	4.78
RE Crimson Holdings LLC	—	—	18,854	20
JuSheng (Suzhou) Solar Tech Co., Ltd.	—	—	6,274	4.55
Others	34,342	15-49	33,776	20-49
Total	78,291		98,819